Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 28, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Dec. 28, 2010 Employee	Dec. 31, 2011 Employee	Nov. 22, 2010 Employee Two	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum
Equity Note [Line Items]
Shares of common stock authorized		200,000,000	200,000,000	200,000,000
Shares of common stock outstanding		49,455,841	49,455,841	49,455,841
Common shares subject to trading restrictions		47,000,000		48,628,781
Common stock trading restriction period								2 years	4 years
Shares of preferred stock authorized		5,000,000	5,000,000	5,000,000
Shares of preferred stock outstanding		0	0	0
Common stock issued during period		0
Common stock issued due to warrant exercised	1,645,000
Value of common stock issued due to warrant exercised	$ 1,645		$ 1,645
Number of outstanding warrants to purchase common stock		0
Common stock issued to one employee					12,920		100,000
Share price					$ 0.15		$ 0.16
Share based compensation expense					1,938	0	16,000
Proceeds from sale of stock			$ 1,645				$ 1,000
Share price for employee							$ 0.01